Stock-Based Compensation (Details Narrative) - USD ($) $ / shares in Units, $ in Thousands		3 Months Ended	9 Months Ended		12 Months Ended
	Sep. 30, 2023	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025	Sep. 30, 2025	Sep. 30, 2024	Apr. 30, 2025	Sep. 29, 2024
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Exercise price per shares						$ 8.202	$ 8.202	$ 13.90
Stock based compensation expenses				$ 6,917	$ 6,917
Unrecognized stock based compensation expense			$ 159		$ 399
Weighted average period term			4 months 24 days		1 year 1 month 6 days
Stock options outstanding			$ 13		$ 414
Stock options exerciseable			13		414
Total intrinsic value			165	0		$ 4,709
Fair value of options vested			$ 528	$ 471	$ 593	$ 1,726
Issuance of warrants					20,196
Weighted average grant date dair value of options						$ 35.00
Common Class A [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Common stock, capital shares reserved for future issuance			265,424,162		274,103,993
Additional grant shares			357,047		256,089
Exercise price per shares					$ 180.00
Issuance of warrants							68,276
Common Class A [Member] | Two Officers and Directors [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Restricted stock awards grant					510,000
Common Stock [Member] | Common Class A [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Stock issued during period restricted stock unit		510,000			510,000
Restricted Stock Units (RSUs) [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Unrecognized stock based compensation expense			$ 6,479		$ 14,066
Weighted average period term			1 year 4 months 24 days		2 years
Stock issued during period restricted stock unit	500,000
Share based compensation forfeited			18,773		4,813
Stock based compensation expense						$ 2,242
Restricted Stock Units (RSUs) [Member] | Share-Based Payment Arrangement, Tranche One [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Share based compensation forfeited						100,000
Restricted Stock Units (RSUs) [Member] | Common Stock [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Issuance of warrants	100,000
Restricted Stock Awards [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Unrecognized stock based compensation expense			$ 1,545		$ 2,855
Weighted average period term			1 year 4 months 24 days		2 years
Common Stock Warrants [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Accelerate vesting shares				99,999	99,999
Additional grant shares		25,000		25,000	25,000
Exercise price per shares		$ 0.10		$ 0.10	$ 0.10
Cancelled shares				45,000	45,000
2023 Equity Incentive Plan [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Common stock, capital shares reserved for future issuance			357,047		256,089
2023 Employee Stock Purchase Plan [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Common stock, capital shares reserved for future issuance					68,705